Financial Risk Management - Market Risk - Foreign currency risk (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Aug. 14, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)
Hedges of net investment in Canadian subsidiaries | 4.45% due August 14, 2035 (Cdn$400.0)
Financial Risk Management.
Debt hedges					$ 400.0
Hedges of net investment in Canadian subsidiaries | 5.10% due August 16, 2055 (Cdn$300.0)
Financial Risk Management.
Debt hedges					$ 300.0
Foreign currency risk
Net gains (losses) on investments:
Investing activities	$ (69.0)	$ (350.4)
Underwriting activities	(128.1)	91.1
Foreign currency contracts	(242.6)	234.1
Foreign currency net losses	(439.7)	(25.2)
Foreign currency risk | Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Financial Risk Management.
Debt hedges			$ 3,840.0			$ 3,140.0
Debt hedges at fair value	2,829.4	2,207.0
Gains (losses) on hedge of net investment in Canadian subsidiaries	(110.1)	173.9
Foreign currency risk | Hedges of net investment in European operations | Unsecured senior notes
Financial Risk Management.
Debt hedges | €				€ 750.0			€ 750.0
Debt hedges at fair value	874.3	767.5
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ (103.6)	$ 51.5